MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	$ 791,127
Ending Balance	1,712,354	$ 791,127
Net Book Value	1,712,354	791,127
Gross carrying amount [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	1,145,273	1,034,014
Acquisiton of Roxgold	895,536
Additions	172,125	105,085
Changes in closure and reclamation provision	3,729	9,339
Disposals	5,643	3,165
Ending Balance	2,211,020	1,145,273
Accumulated depreciation, amortisation and impairment [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	(354,146)	(304,839)
Disposals	(4,319)	(1,669)
Depletion and depreciation	148,839	50,976
Ending Balance	(498,666)	(354,146)
Non Depletable [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Exploration and evaluation assets	22,000	9,000
Mineral Properties [member] | Depletable [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Net Book Value	482,652	135,572
Mineral Properties [member] | Depletable [member] | Gross carrying amount [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	327,414	312,577
Acquisiton of Roxgold	112,499
Additions	54,882	12,143
Changes in closure and reclamation provision	2,262	3,927
Disposals		1,233
Transfers	261,055
Ending Balance	758,112	327,414
Mineral Properties [member] | Depletable [member] | Accumulated depreciation, amortisation and impairment [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	(191,842)	(170,857)
Disposals		(543)
Depletion and depreciation	83,618	21,528
Ending Balance	(275,460)	(191,842)
Mineral Properties [member] | Non Depletable [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Net Book Value	766,796	250,145
Mineral Properties [member] | Non Depletable [member] | Gross carrying amount [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	250,145	211,799
Acquisiton of Roxgold	697,537
Additions	59,600	33,804
Changes in closure and reclamation provision	1,552	4,730
Disposals		188
Transfers	(242,038)
Ending Balance	766,796	250,145
Capital Work in Progress [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Net Book Value	10,626	188,960
Capital Work in Progress [member] | Gross carrying amount [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	188,960	222,906
Acquisiton of Roxgold	15,047
Additions	34,210	49,333
Transfers	(227,591)	(83,279)
Ending Balance	10,626	188,960
Property, plant & Equipment [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Net Book Value	452,280	216,450
Property, plant & Equipment [member] | Gross carrying amount [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	378,754	286,732
Acquisiton of Roxgold	70,453
Additions	23,433	9,805
Changes in closure and reclamation provision	(85)	682
Disposals	5,643	1,744
Transfers	208,574	83,279
Ending Balance	675,486	378,754
Property, plant & Equipment [member] | Accumulated depreciation, amortisation and impairment [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	(162,304)	(133,982)
Disposals	(4,319)	(1,126)
Depletion and depreciation	65,221	29,448
Ending Balance	$ (223,206)	$ (162,304)